Dividends Payable (Details Narrative)	6 Months Ended
Jun. 30, 2020 $ / shares
Installment 1 - FY 2020
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Jan. 22, 2020
Dividends Payable, Amount Per Share	$ 0.30
Dividends Payable, Date to be Paid	Apr. 07, 2020
Dividends Payable, Date of Record	Mar. 05, 2020
Installment 2 - FY 2020
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Apr. 29, 2020
Dividends Payable, Amount Per Share	$ 0.30
Dividends Payable, Date to be Paid	Jul. 09, 2020
Dividends Payable, Date of Record	Jun. 03, 2020